Financial assets at FVTPL	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Financial assets at FVTPL
20	Financial assets at FVTPL

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Non-current
- Investment in a listed company	—	56,919
Current
- Non-equity investments	317,042	1,685,146

	317,042	1,742,065

The
non-equity
investments represent wealth management products issued by banks with variable returns. The variable returns of these wealth management products are determined by the performance of underlying assets including government bonds and money market funds. These financial assets are measured at fair value with changes recorded through profit or loss.
In June 2024, the Company committed to subscribe 4,416,000 ordinary shares of a listed company with a total consideration of USD20.0 million, or USD4.53 per share. The Group paid the subscription consideration and received the shares in July 2024. The investment was initially recorded at USD20.0 million (equivalent to RMB138.7 million) and subsequently measured at fair value. The Company recognized a loss of USD11.9 million (equivalent to RMB84.6 million) in fair value change for the year ended December 31, 2024.
Please see more information about the fair value valuation in Note 31(e).